IMPAIRMENT	12 Months Ended
Dec. 31, 2025
Impairment
IMPAIRMENT

13.	IMPAIRMENT

a)	Impairment Test of Goodwill and Other Assets

The Company initially tests the recoverability of cash-generating units ("CGU’s") presenting indications of impairment and, later, performs an annual recoverability test at CGUs as well as on groups of CGUs to which goodwill is allocated. With regards to the Company's impairment tests, the recoverable value of each cash-generating unit ("CGU") was evaluated using the model’s fair value of an asset less costs of sale - Fair Value Less Cost of Disposal ("FVLCD") or value in use – Value in Use ("VIU") through discounted cash flow techniques. Recoverable value was classified under "level 3" in the fair value hierarchy, taking proposals and sales agreements into account, when applicable.

Cash flows were discounted using a discount rate, in real or nominal terms, after taxes that represent an estimate of the rate that a market participant would apply while considering the cash value over time and the specific risks of the asset. The Company used the Weighted Average Cost of Capital ("WACC") of its respective business segments as a starting point for determining discount rates, and adjustments are made to reflect the risk profile in which the CGUs individually operate.

As a matter of practice, the cash flows of the Company's CGU’s are prepared for a period of 10 years and are assumed to be perpetual from the 10th year onwards, without considering the actual growth rate, based on the past performance and future expectations for the performance of each of these businesses. In 2025, 41 years were used (42 years in 2024) for the Mining Sector, which is the mine’s estimated end of useful life. A term of 32 years (33 years in 2024), which is the end of the concession, was used for Logistics.

These expectations form the basis for using a 10-year or longer period, as in the case of Mining and Logistics CGU’s, and take into consideration (i) the operational launch of the Mining business expansion, which is in the detailed engineering phase with equipment acquisition to occur over the next 5 years, (ii) Cement, with significant limestone and gypsum deposit reserves and long-term contracts, especially for slag, both with useful life and terms exceeding 10 years, respectively, (iii) Logistics, the renewal of the concession contract, (iv) and Steel, in which new investments will be made over the next 2 years for improved operational efficiency through modernization of the Company’s industrial park.

Impairment Test of Steel Assets

(i)	Recoverability Test (Excluding Goodwill)

During the fiscal years ending December 31, 2025 and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Steel CGU’s. However, it proceeded to carry out the annual impairment test of allocated goodwill, as shown below:

a.	Goodwill allocated to Packaging operations

	12/31/2025	12/31/2024
Accounting value with VUI	170,163	170,163
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data, incorporation of business restructuring impacts and market trends
Update costs	Update of costs based on historical data of each product and incorporation of the impacts of the business restructuring
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	9.42%	11.89%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 3.31% reduction in volume or a 0.48% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 2% reduction in volume or a 3% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

b.	Goodwill and Brands subject to an indefinite service life allocated to Long Steel operations – SWT

	12/31/2025	12/31/2024
Accounting value assets with VUI	454,209	453,133
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Updatecosts	Updating costs based on historical data and market trends
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	4.00%, in Euro	4.14%, in Euro
Measurement of recoverable value	VIU	VIU
Projected price range € / t	Market-based data	Market-based data
Sensitivity of key assumptions	A reduction of 23% in volume or 4.7% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 24% reduction in volume or a 4% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Impairment test of Mining assets

(ii)	Recoverability test (excluding goodwill):

During the fiscal years ended December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Iron Ore and Tin CGU’s. However, it proceeded to carry out the annual impairment test of allocated goodwill, as shown below:

(iii)	Goodwill Allocated to Mining Operations

	12/31/2025	12/31/2024
Accounting value assets with VUI	3,236,402	3,236,402
Cash Flow Period (end of the mine's useful life)	2026 to 2066	2025 to 2066
gross margin	Reflects cost projection based on the progress of the mining plan as well as project startup and operational ramp-up. Prices and exchange rates projected according to sector reports
Update costs	Update of costs based on historical data, advancement of the mining plan as well as startup and ramp-up of projects
Perpetual growth rate	Without perpetuity	Without perpetuity
Discount rate, in real terms	8.69%	11.10%
Measurement of recoverable value	FVLCD	FVLCD
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 23% reduction in volume or an 11% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 20% reduction in volume or a 9% reduction in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Impairment test of Cement assets

(i)	Recoverability test (excluding goodwill):

During the fiscal years ended December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Cement CGU’s. However, it proceeded to carry out the annual impairment test of allocated goodwill, as shown below:

(ii)	Goodwill and Brands subject to an indefinite service life allocated to Cement operations

	12/31/2025	12/31/2024
Accounting value assets with VUI	503,692	503,692
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Updatecosts	Costs based on historical data and market trends
Perpetual growth rate	Growth in line with inflation	Growth in line with inflation
Discount rate, in nominal terms	11.80%	12.95%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A reduction of 36.97% in volume or 13% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 27% reduction in volume or 13% in price would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

Impairment test of Logistics assets

(i)	Recoverability test (excluding goodwill)

During the fiscal years ending December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Logistics CGU’s. However, it proceeded to carry out the annual impairment test of allocated goodwill, as shown below:

(ii)	Goodwill allocated to Logistics operations

On April 1, 2025, the Company completed the acquisition of 70% of Grupo Estrela’s share capital as disclosed in note 3 – Business Combination. As of the financial statements’ base date, the purchase price allocation report (PPA) is under preparation, the reason for which amounts are attributed to identifiable assets acquired, liabilities assumed and goodwill were provisionally recognized in accordance with the accounting standards applicable to business combinations.

Recognized provisional goodwill of $613,911 was fully allocated to the Logistics Cash-generating Unit (CGU) – Grupo Estrela, which, as of this date, represents the smallest identifiable group of assets capable of generating cash inflows largely independent of the Company's remaining operating facilities.

Considering that the measurement of goodwill continues to be provisional and subject to adjustments arising from the conclusion of the PPA, the Company did not carry out the annual impairment test of this goodwill amount. A test will be carried out once the definitive allocation of the purchase price is finalized or if there are indications of impairment loss.

Impairment test of Energy assets

(i)	Recoverability test (excluding goodwill)

During the fiscal years ending December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that may result in a reduction in the recoverable value of Energy CGU’s.

Impairment test of remaining assets - Services

(ii)	Recoverability test (excluding goodwill)

During the fiscal years ended December 31, 2025, and 2024, the Company did not identify changes in circumstances or any indications that could result in a reduction in the recoverable value of Service CGU’s.

a.	Goodwill allocated to CBSI

	12/31/2025	12/31/2024
Accounting value assets with VUI	15,225	15,225
Cash flow period	2026 to 2035 + perpetuity	2025 to 2034 + perpetuity
gross margin	Gross margin update based on historical data and market trends
Update costs	Updating costs based on historical data and market trends
Perpetual growth rate	No growth	No growth
Discount rate, in real terms	9.42%	11.89%
Measurement of recoverable value	VIU	VIU
Projected price range R$ / t	Market-based data	Market-based data
Sensitivity of key assumptions	A 2.13% decrease in revenue would result in the estimated recoverable amount being equal to the carrying amount of this CGU	A 10% reduction in revenue would result in the estimated recoverable amount being equal to the carrying amount of this CGU
Test result	The recoverable amount of the asset is higher than its carrying amount, and no impairment loss is recognized

a.	Goodwill allocated to Global Dot

On December 5, 2025, the Company completed the acquisition of Global Dot as disclosed in note 3 – Business Combination. As of the financial statement’s base date, the purchase price allocation report (PPA) is under preparation, the reason for which amounts are attributed to identifiable assets acquired, liabilities assumed and goodwill were provisionally recognized in the amount of R$39,163 in accordance with the accounting standards applicable to business combinations.

Recognized provisional goodwill was fully allocated to Global Dot, which, as of this date, represents the smallest identifiable group of assets capable of generating cash inflows largely independent of the Company's remaining operating facilities.

Considering that the measurement of goodwill continues to provisional and subject to adjustments arising from the conclusion of the PPA, the Company did not carry out the annual impairment test of this goodwill amount. A test will be carried out once the definitive allocation of the purchase price is finalized or if there are indications of impairment loss.

a)	Investment Impairment Test

Recoverable Amount Measurement – TLSA

	12/31/2025	12/31/2024
Accounting Value - Equity	3,575,588	1,796,451
Cash flow period	2025 to 2057 (end of concession)	2025 to 2057 (end of concession)
gross margin	Estimated based on a market study for cargo capture and operational costs according to market trend studies
Cost estimate	Costs based on studies and market trends, as well as simulations in which costs of diesel (principal operating cost) was calculated
Perpetual growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Discount rate, in real terms	It ranges from 5.51% to 7.23%	Varies from between 5.56% and 6.68%
Measurement of recoverable value	VIU
Projected price range for rail transport	Market-based data
Sensitivity of key assumptions:	A 9.20% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset	An 18% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its carrying amounts, and no impairment loss is recognized

In addition, CSN, as an investor, tested the recoverability of its investment in TLSA based on TLSA's ability to pay dividends, a methodology known as the Dividend Discount Model (DDM), to recover the capital invested by its shareholders. To perform this test, certain factors were considered, such as:

•	The dividend flow was extracted from TLSA's nominal cash flow
•	The dividend flow was calculated considering the annual participation percentages, considering the dilutions of CSN's participation resulting from the amortization of debts
•	This dividend flow was then discounted to present value using the cost of own capital (Ke) embedded in the TLSA WACC rate and
•	This extracted Ke was the one calculated in the "rolling WACC" of the TLSA.

Due to the sharing of investor risks and the fact that the asset being tested represents the cash-generating unit itself, which is equal to the legal entity, the risk determined by CSN's Management was identical to that applied by TLSA when evaluating the investment of its own assets. As a result, there was no additional risk factor required for the model.

Accounting Policy

Impairment of Non-Financial Assets

Non-financial assets are analyzed for impairment whenever relevant occurrences or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverable value is determined for an individual asset unless the asset in question does not generate cash inflows that are largely independent of remaining assets or groups of assets. Whenever the book value of an asset or a CGU exceeds its recoverable value, the asset is considered impaired and reduced to its recoverable value, and an impairment loss is recognized in the amount corresponding to the excess of the book value over the recoverable value, which is defined as the greater of fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

Impairment losses are recognized in the income statement under the section other operating expenses, reversals are allocated to other operating revenue.

FVLCD is normally measured based on the present value of estimated cash flows – Discounted Cash Flows (“DCF”) arising from the continued use of the asset from the perspective of a market participant, including any prospects for expansion. The VIU is measured through the DCF expected based on continuous use of the asset under its current conditions, without taking future developments into account. These two premises are different from those used in the fair value calculation, as a result, the VIU calculation will likely offer a different result from the FVLCD calculation.

Goodwill and other intangible assets with indefinite useful lives are not subject to amortization and an annual impairment test is performed a minimum annual on December 31, as well as whenever there are indications that their carrying amount may not be recoverable.

Any impairment losses recognized as goodwill are not reversible in subsequent periods.

For impairment assessment purposes, assets are grouped at the lowest levels at which there are separately identifiable incoming cash flows (Cash-generating Unit – “CGU”). For this test, goodwill is allocated to the CGUs or to the group of CGUs that should benefit from the Business Combination from which the goodwill originated, which is identified according to the operating segment.

With regard to non-financial assets, except goodwill, the Company assesses at each balance sheet date whether there are indications that previously recognized impairment losses have ceased to exist or have been reduced. Once such evidence is identified, the recoverable value of the asset or the respective CGU is estimated.

The reversal of impairment loss is only recognized when there is a change in the assumptions used to determine the recoverable amount since the most recent recognition of loss. This reversal is limited to the amount that does not increase the asset’s carrying amount in excess its recoverable value, nor above the carrying amount that would have been calculated, net of depreciation or amortization, if an impairment loss had not been recognized in previous years. Reversals are recorded in the income statement under Other Operating Revenues.

Fair-value Impairment Test of Investments

Investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized as the amount at which the carrying amount of the asset exceeds its recoverable amount.

Management's Estimates and Judgments

The impairment test in goodwill and intangible assets with indefinite useful lives include assets at these cash-generating units in addition to the balance of remaining intangible assets. This test is carried out by comparing book balances with the recoverable value of these facilities, which is determined based on past experience in making reliable and accurate forecasts for periods longer than 5 years, based on projections of discounted cash flows projected for the coming years and budgets approved by Management, as well as on the use of assumptions and judgments related, but not limited to (i) growth rate, (ii) costs and expenses, (iii) discount rate, (iv) working capital and investment (“Capex”) future, (v) reserves and mineral resources measured by internal specialists, (vi) useful life of the cash-generating units (relationship between production and mineral reserves or the term of the concession), as well as observable macroeconomic assumptions on the market. Additionally, Steel, Cements, Packaging, Energy, Logistics and Ores are essential inputs, which also justify the use of longer periods to prepare the corresponding projections.

These assumptions are subject to future risks and uncertainties, which may result in significant changes in the Company's projections. The methodologies and approaches adopted in preparing these analyses can be improved over time. As a result, any changes in these factors may impact the recoverable value of assets.